Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value of financial assets held for trading	R$ 464,682	R$ 434,169
Itau Vida e Previdencia S.A. [Member]
IfrsStatementLineItems [Line Items]
Fair value of financial assets held for trading	R$ 216,467	R$ 197,648